Hedge accounting (Detail 6) - Interest rate risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets	$ 25	$ 3
Derivative financial liabilities	10	51
Cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets	1	3
Derivative financial liabilities	$ 0	$ 0